Real Estate Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Real Estate Properties [Line Items]
Depreciation expense	$ 0.5	$ 0